Related party transactions - Schedule of Balances with Related Parties (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Included in amount due to related parties as trade payables (Note 11) and other payables and accruals (Note 12)
Balances with related parties, included in amount due to related parties as other payables and accruals	¥ 318,628	¥ 147,221
Newlink [Member]
Included in amount due to related parties as trade payables (Note 11) and other payables and accruals (Note 12)
Balances with related parties, included in amount due to related parties as other payables and accruals	318,412	147,005
Huzhou Zhidianlaile New Energy Technology Co., Ltd. [Member]
Included in amount due to related parties as trade payables (Note 11) and other payables and accruals (Note 12)
Balances with related parties, included in amount due to related parties as other payables and accruals	¥ 216	¥ 216